CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 165,885	$ 263,492	$ 266,391
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,622	81,622	94,707
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,265	44,181	39,381
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	59,819	107,520	97,122
Europe, the Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 22,179	$ 30,169	$ 35,181